Financial Instruments (Details) - Schedule of fair value measurement - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of fair value measurement [Abstract]
Beginning balance	$ 1,476	$ 3,793
Gains included in net loss		845
Transfers out of level 3		(845)
Issuance of convertible debt	1,200	4,670
Issuance of investor warrants (TO3)	5,151
Total value	7,827	8,463
Financing Facility:
Fair value adjustment	124	(524)
Translation effect	(8)	(100)
Converted to equity on settlement		(1,412)
Fair value adjustments:
TO1 Warrants		(14)
TO2 Warrants	(45)	(1,594)
TO3 Warrants	(4,524)
Translation effect (TO2 and TO3 Warrants)	(44)
Convertible debt	298	(681)
Converted to equity on settlement:
Exercise of TO2 and TO3 warrants	(585)
Debt conversion	(2,825)	(2,662)
Ending balance	$ 218	$ 1,476